Income Tax Expense - Net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (3,098)
Credited (charged) to the income statement	(1,625)
Charged to OCI	(2)
Deferred tax liabilities	(4,725)	$ (3,098)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(16,378)	(7,824)
Credited (charged) to the income statement	(3,875)	(8,554)
Charged to OCI	(2)	20
Deferred tax liabilities	(20,255)	(16,378)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,284	7,209
Credited (charged) to the income statement	2,250	(6,075)
Deferred tax assets	15,534	13,284
Mineral Property Interest [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(7,919)	(2,873)
Credited (charged) to the income statement	(2,117)	(5,046)
Charged to OCI		0
Deferred tax liabilities	(10,036)	(7,919)
Mineral Property Interest [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,471	839
Credited (charged) to the income statement	697	3,632
Deferred tax assets	5,168	4,471
Inventory [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(113)	(113)
Credited (charged) to the income statement	0
Charged to OCI		0
Deferred tax liabilities	(113)	(113)
Loss Carryforward [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,265	4,268
Credited (charged) to the income statement	1,298	2,997
Deferred tax assets	8,563	7,265
Property, Plant And Equipments [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,062)	(1,464)
Credited (charged) to the income statement	(32)	(598)
Charged to OCI		0
Deferred tax liabilities	(2,094)	(2,062)
Property, Plant And Equipments [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	72	77
Credited (charged) to the income statement	(20)	(5)
Deferred tax assets	52	72
Decommissioning and Rehabilitation Provision [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,427	1,364
Credited (charged) to the income statement	247	63
Deferred tax assets	1,674	1,427
Other [member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,284)	(3,374)
Credited (charged) to the income statement	(1,726)	(2,930)
Charged to OCI	(2)	20
Deferred tax liabilities	(8,012)	(6,284)
Other [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49	661
Credited (charged) to the income statement	28	(612)
Deferred tax assets	$ 77	$ 49